Financial Statements - Consolidated Income Statements - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement Abstract
Interest Income (Income Statement)	€ 13,228,000,000	€ 15,633,000,000
Interest Expenses	(4,574,000,000)	(6,691,000,000)
NET INTEREST INCOME	8,653,000,000	8,941,000,000
Dividend income	77,000,000	103,000,000
investments in entities accounted for using the equity method	(17,000,000)	(19,000,000)
Fee And commission income (Income Statement)	3,325,000,000	3,661,000,000
Fee and commission expense (Income Statement)	(1,024,000,000)	(1,191,000,000)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	229,000,000	67,000,000
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	187,000,000	173,000,000
Gains Losses On Financial Assets Not Designated As Held For Sale Through Profit Or Loss Mandatorily Measured At Fair Value	129,000,000	98,000,000
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	205,000,000	(3,000,000)
Gains or losses from hedge accounting net (Income Statement)	41,000,000	73,000,000
Exchange differences (Income Statement)	316,000,000	134,000,000
Other operating income (Income Statement)	230,000,000	337,000,000
Other operating expenses (Income Statement)	(848,000,000)	(995,000,000)
Income on insurance and reinsurance contracts (Income Statement)	1,307,000,000	1,547,000,000
Expenses on insurance and reinsurance contracts (Income Statement)	(765,000,000)	(983,000,000)
Gross Income	12,045,000,000	11,944,000,000
Administration Cost	(4,746,000,000)	(5,084,000,000)
Employee Benefits Expense	(2,875,000,000)	(3,131,000,000)
Administrative Expense	(1,872,000,000)	(1,953,000,000)
Total depreciation expense	(766,000,000)	(790,000,000)
Provisions or reversal of provisions	(541,000,000)	(261,000,000)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Income Statement)	(4,146,000,000)	(1,731,000,000)
Financial assets measured at amortized cost, impairment or reversal of impairment	(4,075,000,000)	(1,727,000,000)
Financial Assets Fair Value Through Other Comprehensive Income	(71,000,000)	(5,000,000)
NET OPERATING INCOME	1,846,000,000	4,077,000,000
Impairment Or Reversal Of Impairment Investments In Subsidiaries Joint Ventures And Associates	(60,000,000)	0
Impairment Or Reversal Of Impairment On Non Financial Assets	(2,149,000,000)	(44,000,000)
Tangible assets, impairment or reversal of impairment	(62,000,000)	(30,000,000)
Intangible assets, impairment or reversal of impairment	(2,087,000,000)	(1,000,000)
Other non-financial assets, impairment or reversal of impairment	0	(13,000,000)
Disposal of tangible assets and other, gains	4,000,000	8,000,000
Negative GoodWill Recognised On Profit And Loss	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Income Statement)	(9,000,000)	11,000,000
Operating Profit Before Tax	(368,000,000)	4,052,000,000
Tax expense or income related to profit or loss from continuing operation (Income Statement)	(455,000,000)	(1,136,000,000)
PROFIT FROM CONTINUING OPERATIONS	(823,000,000)	2,916,000,000
Profit from discontinued operations net (Income Statement)	0	0
Profit	(823,000,000)	2,916,000,000
Attributable to owners of the parent	333,000,000	475,000,000
Profit Loss Attributable To Non controlling Interests	€ (1,157,000,000)	€ 2,442,000,000
Basic Earnings Loss Per Share	€ (0.2)	€ 0.34
Basic Earnings Loss Per Share From Continuing Operations	(0.2)	0.34
Diluted Earnings Loss Per Share From Continuing Operations	(0.2)	0.34
Basic Earnings Loss Per Share From Discontinued Operations	0	0
Diluted Earnings Loss Per Share From Discontinued Operations	€ 0	€ 0